Net Profit (Loss) Per Share Attributable to Ordinary Shareholders - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	170,907,159	176,773,398	167,667,374
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	170,907,159		167,667,374
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, diluted	$ (24,901)	$ (38,407)	$ (57,734)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	121,867,011	115,005,250	92,450,867
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)
Common Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, basic	$ (10,021)	$ (20,628)	$ (46,971)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	49,040,148	61,768,148	75,216,507
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)